Per Share Amounts - Common Share Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Dividends paid (in CAD per share)	$ 0.780	$ 0.680
Dividends paid on common shares	$ 1,423	$ 1,255
Variable dividends declared (in CAD per share)	$ 0	$ 0.135
Variable Dividends Declared on Common Shares	$ 0	$ 251
Total common share dividends paid (in CAD per share)	$ 0.780	$ 0.815
Total dividends paid on common shares	$ 1,423	$ 1,506